Trade Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of trade accounts receivable
	March 31, 2022	March 31, 2021
Accounts receivable	$19,215,143	$16,304,240
Less: allowance for doubtful accounts	(2,478,648)	(2,880,513)
Trade accounts receivable, net	$16,736,495	$13,423,728